Expense Example - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Worldwide Fund - Fidelity Worldwide Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822